Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	$ 4,824,195
Balance at December 31	5,691,522	$ 4,824,195
Property, plant and equipment	5,691,522	4,824,195
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	233,290	254,094
Acquisitions	43,227
Additions	23,761	35,406
Changes in asset retirement obligations	646	110
Transfers to capital assets	(1,223)	(11,495)
Depreciation	(30,503)	(35,549)
Foreign exchange	1,395	(9,276)
Balance at December 31	270,593	233,290
Property, plant and equipment	270,593	233,290
Exploration and evaluation assets [member] | Cost
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	408,494
Balance at December 31	476,571	408,494
Property, plant and equipment	476,571	408,494
Exploration and evaluation assets [member] | Accumulated depreciation
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	(175,204)
Balance at December 31	(205,978)	(175,204)
Property, plant and equipment	$ (205,978)	$ (175,204)